Shareholder Report, Holdings (Details) - C000244572	Dec. 31, 2025
Topten Other line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%